Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Guarantor Obligations [Line Items]
Potential future payment	¥ 964,024	¥ 896,498
Book value of guarantee liabilities	47,126	43,884
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	167,806	167,799
Book value of guarantee liabilities	¥ 1,306	¥ 1,300
Maturity of the longest contract (Years)	2048	2047
Consumer Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 281,054	¥ 249,719
Book value of guarantee liabilities	¥ 33,066	¥ 29,641
Maturity of the longest contract (Years)	2028	2018
Housing Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 19,176	¥ 26,448
Book value of guarantee liabilities	¥ 5,224	¥ 5,362
Maturity of the longest contract (Years)	2048	2048
Other Guarantees
Guarantor Obligations [Line Items]
Potential future payment	¥ 6,413	¥ 935
Book value of guarantee liabilities	¥ 322	¥ 307
Maturity of the longest contract (Years)	2025	2025
Corporate Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 489,575	¥ 451,597
Book value of guarantee liabilities	¥ 7,208	¥ 7,274
Maturity of the longest contract (Years)	2025	2024